Segments - Schedule of Consolidated Condensed Financial Statements of Operating Segment (Details) - Operating Segments [Member] - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Schedule of Consolidated Condensed Financial Statements of Operating Segment [Line Items]
Government grant revenue			$ 25
Operating expenses:
Research personnel compensation costs, including stock-based compensation		338	433
CRO and regulatory costs			15
Administrative personnel compensation costs, including stock-based compensation		335	362
Rent and office costs		200	82
Legal and accounting costs		539	413
Other expenses	[1]	12	34
Total segment expenses		1,424	1,339
Loss from operations		(1,424)	(1,314)
Other income (expense)
Loss on change in the fair value of related party Tasly convertible debt		(61)	4
Interest expense (including related parties amounts of $704 and $624 for the three months ended March 31, 2025 and March 31, 2024, respectively)		(1,230)	(1,080)
Other income		(1)	5
Total other expense, net		(1,292)	(1,071)
Net loss and comprehensive loss		$ (2,716)	$ (2,385)

[1]	Other expenses includes small balances of research materials and supplies along with insurance costs.